Provision for contingencies (Tables)	12 Months Ended
Dec. 31, 2022
Provisions [abstract]
Schedule Of Nature And Movement Of The Liabilities	The amount, nature and the movement of the liabilities is summarized as follows:

	Civil	Labor	Tax (a)	Total

Balance as of December 31, 2020	9,572	578	—	10,150
Additions	12,376	6,090	184	18,650
Reversals	(4,773)	(8,249)	(1,365)	(14,387)
Interests	1,847	402	4,068	6,317
Payments	(9,318)	(58)	(804)	(10,180)
Business combination (a)	5,906	17,620	147,773	171,299
Balance as of December 31, 2021	15,610	16,383	149,856	181,849
Additions	29,460	8,759	9,491	47,710
Reversals	(13,471)	(1,654)	(13,736)	(28,861)
Interests	2,030	1,239	16,208	19,477
Payments	(8,305)	(267)	(1,227)	(9,799)
Balance as of December 31, 2022	25,324	24,460	160,592	210,376

(a) Under business combination rules, the Group recognized a provision for tax treatments adopted when calculating income tax and social contribution on net income. The provision recorded as of December 31, 2022 regarding tax matters on business acquired from Linx Sistemas represents R$92,206 (R$82,012 on December 31, 2021).

Schedule of Nature of Liabilities
The Group has the following civil, labor and tax litigation involving risks of loss assessed by management as possible, based on the evaluation of the legal advisors, for which no provision was recognized:

	December 31, 2022	December 31, 2021

Civil	178,809	130,908
Labor	238,523	62,299
Tax	140,658	30,324
Total	557,990	223,531